AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104


August 20, 2008



Sonny Oh, Esq.
Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, NE
Mail Stop 4644
Washington, DC  20549

         RE:   AXA Equitable Life Insurance Company
               Separate Account No. 49 of AXA Equitable Life Insurance Company Accumulator Plus Annuity Contract
               Post-Effective Amendment No. 39 to
               Registration Statement filed on Form N-4
               File Nos. 811-07659 and 333-64749

Dear Mr. Oh:

         On May 8, 2008, AXA Equitable Life Insurance Company ("AXA Equitable" or the "Company"), filed Post-Effective Amendment No. 36 to its Registration Statement on Form N-4 (File Nos. 811-07659 and 333-64749). The Company subsequently filed Post-Effective Amendments Nos. 37 and 38 pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act") on July 7 and August 6, respectively, to delay the effectiveness of Post-Effective Amendment No. 36. No contracts have been sold based on Post-Effective Amendment No. 36, as amended.

         The Company received comments from the Staff on Post-Effective Amendment No. 36, and the Company responded to Comments 1, 3, 7, 10 and 14 in a correspondence filing on July 15. We are responding to the balance of the Staff's comments in this letter. We set forth below each of those specific comments and then provide our response. Unless otherwise noted, the page references refer to the page numbers in the courtesy copy of Post-Effective Amendment No. 39 provided to the staff and filed herewith pursuant to Rule 485(a) under the 1933 Act.

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Sonny Oh, Esq.
August 20, 2008
Page 2


GENERAL
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Comment 2.

         Please note that missing or bracketed charges in the national version of the prospectus must be filed in a post-effective amendment pursuant to Rule 485(a) under the 1933 Act (e.g., fee table on page 12).

Response 2.

         The missing and bracketed charges are included in the prospectus filed herewith, which is being filed as Post-Effective Amendment No. 39, pursuant to Rule 485(a) under the 1933 Act.

Comment 4.

         Please revise the "Note" to clarify disclose whether the Amendment incorporates by reference any portion of the prior registration statement.

Response 4.

         We have revised the note, as requested.

PROSPECTUS
----------

Comment 5.

         On the front cover page of the national version, please provide the footnotes to the "Variable investment options" table as was provided in the New York version.

Response 5.

         We are not including the footnotes to the "Variable investment options" table, because we believe that it does not provide meaningful disclosure to investors. Those footnotes were carried over in the New York version of the prospectus from our in force prospectuses, which included them to clarify to existing contractholders that the names of the investment options available to them had changed. They were only included in the New York version of the prospectus as the result of an oversight. We believe that this disclosure would not be meaningful to new contractholders, who have never invested in those investment options before.

Comment 6.

         The prospectus notes in the GWBL section that participants in that program are limited in their investment choices and that excessive withdrawals can adversely affect benefits under the program. Please include this same or similar note in the GWBL section of the summary on page 9 of each prospectus.

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Sonny Oh, Esq.
August 20, 2008
Page 3


Response 6.

         We have disclosed this information on page 9.

Comment 8.  Portfolios of the Trust (page 27)

         At the end of the chart on page 31, please disclose from whom Portfolio prospectuses may be obtained. Item 5(d).

Response 8.

         We have added this disclosure at the end of the chart on p. 31.

Comment 9.  Special Money Market Dollar Cost Averaging Program (page 32)

Comment 9a.

         The prospectus notes on page 32 that the investment choices for participants who have chosen the 100% Principal guarantee benefit are "the permitted variable investment options." In an unrelated section on page 26, the prospectus notes that the "permitted variable investment options" are defined as the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio. For clarity, please simply refer on page 30 and anywhere else in the prospectus where the phrase is used to these portfolios by name.

Response 9a.

         We have replaced the phrase "the permitted variable investment options" with references to the AXA Allocation Portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio where that phrase was used in the prospectus.

Comment 9b.

         In a section entitled "Investment simplifier" on page 33, the prospectus notes that no dollar cost averaging program is available if the GWBL option has been elected. Please note this in the Special Money Market Dollar Cost Averaging Program section.

Response 9b.

         The "General dollar cost averaging" section indicates that the General dollar cost averaging program is not available if GWBL is elected. However, the prospectus notes that other dollar cost averaging programs, including the Special money market dollar cost averaging program, are available if GWBL is elected, albeit subject to certain restrictions.

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Sonny Oh, Esq.
August 20, 2008
Page 4

         In the "Investment simplifier" section, the prospectus notes that only the permitted variable investment options (now, the AXA Allocation portfolios and the EQ/Franklin Templeton Founding Strategy Portfolio) are available in connection with the Investment simplifier option if the GWBL is elected. In the paragraph following the "Investment simplifier" section, dealing with limitations on all dollar-cost averaging programs, the prospectus notes that adding GWBL or converting GMIB to GWBL at age 85 may terminate any dollar cost averaging program that is in place at the time of addition or conversion, and limit a contractholder's ability to elect a new dollar cost averaging program. We have revised the prospectus to clarify that the disclosure in this section applies to all the dollar cost averaging programs, not just the Investment simplifier option.

Comment 11.  Guaranteed Minimum Income Benefit (page 37)

Comment 11a.

         Please provide a numerical example of how the roll-up and the ratchet work.

Response 11a.

         We have added cross references to the numerical example in Appendix III to the prospectus, which already illustrates how the roll-up and ratchet work, in the descriptions of the roll-up and ratchet benefit bases, under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" on page 35.

Comment 11b.

         The prospectus notes on page 39 in part (v) to the Exercise Rules that the age of a successor annuitant/owner is used in place of the original owner/annuitant's age to determine whether the successor is eligible to exercise the benefit. For clarity, please include an example of a successor annuitant over the age limit to demonstrate the consequence of this rule.

Response 11b.

         We have revised part (vi) of the Exercise Rules in the national prospectus, to include an example that clarifies what happens if a spouse beneficiary is over the age limit.

Comment 12.  Guaranteed annual withdrawal benefit for life ("GWBL")

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Sonny Oh, Esq.
August 20, 2008
Page 5

Comment 12a.

         Given disclosure under "Subsequent contributions" on page 46, please revise the first footnote after the end of the chart on page 24.

Response 12a.

         We have revised the footnote, to conform to the disclosure later in the prospectus.

Comment 12b.

         Please reconcile "Applicable percentage" table on page 44 of the national version with that provided on page 37 of the New York version.

Response 12b.

         As discussed in our prior letter in Response 1, the Company has decided to revise the structure of its New York product in such a way to make it much more similar to the National version of the product. As a result, there is no separate New York prospectus; the Company intends to disclose the remaining differences from the national version in a supplement to the state appendix to be filed later. The reason the Applicable percentage disclosure differed in that prospectus was that that feature was intended to function differently in the abandoned New York version.

Comment 12c.

         The prospectus notes in the third to last paragraph of the 7% deferral bonus subsection on page 45 that the 7% deferral bonus for GWBL options purchased at issue date is measured as a percentage of the benefit base, not contributions, but only if the Annual ratchet happens to fall on a contract anniversary. Please confirm supplementally that this is what is intended, and if not, please revise the prospectus accordingly.

Response 12c.

         No, the Annual ratchet, if it occurs, can only occur on a contact date anniversary, so there is no question of the Annual ratchet "happen[ing]" to fall on a contract date anniversary. The 7% deferral bonus is initially based on total contributions. If there is an Annual ratchet in any year, the benefit base increases to an amount greater than total contributions, and the 7% deferral bonus is calculated using this greater value. We have revised the disclosure to clarify this.

Comment 12d.

         The prospectus notes in the next to last paragraph of the 7% deferral bonus subsection on page 45 how certain contributions are excluded from the calculation. Please provide an example that demonstrates the point.

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Sonny Oh, Esq.
August 20, 2008
Page 6

Response 12d.

         We have included an example of the calculation.

Comment 12e.

         Please revise the second sentence of the last paragraph of the 7% deferral bonus subsection on page 45 in plain English.

Response 12e.

         We have revised the disclosure in plain English.

Comment 12f.

         Please provide an example to demonstrate the point made in the first full bullet point on page 48.

Response 12f.

         We have included an example on page 46, in the main discussion of the 200% Initial GWBL Benefit base guarantee, because we believe it would be more useful in that location. The "Adding the Guaranteed withdrawal benefit for life after issue" section highlights differences in how the benefit functions if elected after issue, and in this case the only differences are that the feature is calculated using the GWBL effective date rather than the issue date and that contributions during the 90 days after the issue date are included in the initial benefit base for contracts in which GWBL is elected at issue, but not contributions during the 90 days after the GWBL effective date. We believe that including the example in this location as well would be repetitive, while including it just in this location could lead to it being overlooked by those who elect the benefit at issue.

Comment 12g.

         Under "Investment options" on page 51 of the national version, please disclose the impact if any on an owner that elects to convert as opposed to a conversion by default in terms of the resulting investment options and function of the GWBL.

Response 12g.

         We have revised the disclosure by adding a new "Automatic conversion" subsection. This new subsection clarifies that investors who let the GMIB convert to GWBL automatically would be initially reallocated to a single permitted variable investment option rather than ones of their choice, and would not be able to elect a Joint life option at the time of conversion. We have revised the disclosure to clarify this, and the fact that those are the only differences.

Sonny Oh, Esq.
August 20, 2008
Page 7


Comment 13.

         For the New York version, please insert " later" in for "earlier" in the last sentence under "Insufficient account value" on page 44.

Response 13.

         As discussed in our prior letter in Response 1, the Company has decided to revise the structure of its New York product in such a way to make it much more similar to the National version of the product. As a result, there is no separate New York prospectus to which to make this change.

Comment 15.  Tax information (page 79)

         Please confirm that disclosure is current and complies with the disclosure requirements of Item 12.

Response 15.

         We confirm that the disclosure is current and complies with the disclosure requirements of Item 12.

Comment 16.

         Update "About legal proceedings" on page 99 as appropriate.

Response 16.

         There are no additional material legal proceedings that need to be disclosed.

PART C

Comment 17.

         Please clarify what exhibits were added and also include a legal opinion as to the current contracts.

Response 17.

         We have revised the list of exhibits to clarify which exhibits have been added, and have included a legal opinion as to the current contracts.

                                    * * * * *

Sonny Oh, Esq.
August 20, 2008
Page 8

         We are filing a separate request for acceleration in connection with the filing of Amendment No. 39. The representations requested in Comment 18 are contained in the request for acceleration.

         Please contact me at (212) 314-2007 if you have any questions on the Company's responses to the staff's comments. We appreciate your assistance with this Amendment.



                                                     Sincerely,

                                                     /s/ Douglas J. Ray